Acquisitions (Virgin Media Acquisition Schedules) (Details) - USD ($) $ in Millions	Jun. 07, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary of the preliminary purchase price and opening balance sheet
Goodwill		$ 29,001.6	$ 23,748.8	$ 13,877.6
Virgin Media Acquisition [Member]
Equity and cash consideration paid
Business acquisition, cash consideration	$ 4,760.2
Fair value of the vested portion of Virgin Media stock incentive awards	270.4
Cost of acquired entity	14,135.5
Summary of the preliminary purchase price and opening balance sheet
Cash and cash equivalents	694.6
Other current assets	932.2
Property and equipment, net	9,863.1
Goodwill	9,000.8
Intangible assets subject to amortization	3,925.8
Other assets, net	4,259.4
Current portion of long-term debt and capital lease obligations	(1,184.5)
Other accrued and current liabilities	(1,892.2)
Long-term debt and capital lease obligations	(8,477.4)
Other long-term liabilities	(1,326.3)
Additional paid-in capital	(1,660.0)
Total purchase price	14,135.5
Class A Ordinary Shares [Member] | Virgin Media Acquisition [Member]
Equity and cash consideration paid
Liberty Global Class A & C ordinary shares	2,735.0
Class C Ordinary Shares [Member] | Virgin Media Acquisition [Member]
Equity and cash consideration paid
Liberty Global Class A & C ordinary shares	$ 6,369.9